SCHEDULE OF INVESTMENTS

as of January 31, 2024 (Unaudited)

Shares		Value	Percent of
Held		(Note 1)	Net Assets
	COMMON STOCK - 97.90%
	Airports
680,000	Grupo Aeroportuario del Pacífico, S.A.B. de C.V. Series B	$10,585,187	3.13%
350,000	Grupo Aeroportuario del Sureste, S.A.B. de C.V. Series B	10,201,734	3.02
1,100,000	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. Series B	10,069,365	2.98
		30,856,286	9.13
	Auto Parts
17,000,000	Nemak, S.A.B. de C.V. Series A (a)	4,138,079	1.22

	Beverages
600,000	Arca Continental, S.A.B. de C.V.	6,816,589	2.02
3,230,000	Fomento Económico Mexicano, S.A.B. de C.V. Series UBD	43,802,112	12.95
		50,618,701	14.97
	Building Materials
19,500,000	Cemex, S.A.B. de C.V. Series CPO (a)	16,199,683	4.79
700,000	GCC, S.A.B. de C.V.	8,083,226	2.39
		24,282,909	7.18
	Chemical Products
3,500,000	Alpek, S.A.B. de C.V. Series A	2,366,775	0.70
3,600,000	Orbia Advance Corporation, S.A.B. de C.V.	7,177,706	2.12
		9,544,481	2.82
	Consumer Products
5,700,000	Kimberly-Clark de México, S.A.B. de C.V. (b)	12,993,906	3.84

	Financial Groups
4,100,000	Grupo Financiero Banorte, S.A.B. de C.V. Series O	41,697,176	12.33

	Food
750,000	Gruma, S.A.B. de C.V. Series B	14,038,563	4.15
1,800,000	Grupo Bimbo, S.A.B. de C.V. Series A	8,210,860	2.43
		22,249,423	6.58
	Holding Companies
11,000,000	Alfa, S.A.B. de C.V. (b) Series A	8,652,612	2.56

	Mining
5,900,000	Grupo México, S.A.B. de C.V. (b) Series B	30,440,357	9.00
350,000	Industrias Peñoles, S.A.B. de C.V. (a)	4,602,197	1.36
		35,042,554	10.36
	Railroad
2,000,000	Gméxico Transportes, S.A.B. de C.V.	4,568,560	1.35

	Real Estate
2,100,000	Corporación Inmobiliaria Vesta, S.A.B. de C.V.	7,984,814	2.36

SCHEDULE OF INVESTMENTS

as of January 31, 2024 (Unaudited) concluded

Shares		Value	Percent of
Held		(Note 1)	Net Assets

	Restaurants
1,000,000	Alsea, S.A.B. de C.V. (a)	3,907,444	1.16

	Retail
1,000,000	El Puerto de Liverpool, S.A.B. de C.V. Series C-1	7,023,639	2.08
993,265	Grupo Comercial Chedraui, S.A.B. de C.V. Series B	6,713,207	1.98
3,300,000	La Comer, S.A.B. de C.V. Series UBC	7,747,091	2.29
6,300,000	Wal-Mart de México, S.A.B. de C.V.	26,025,980	7.69
		47,509,917	14.04
	Steel
120,000	Ternium, S.A. ADR (c)	4,639,227	1.37

	Telecommunications Services
24,000,000	América Móvil, S.A.B. de C.V. (b) Series B	21,680,910	6.41
2,000,000	Sitios Latinoamérica, S.A.B. de C.V. Series B-1 (a)	750,582	0.22
		22,431,492	6.63

	Total Common Stock (Identified cost - $275,702,636)	$331,117,581	97.90%

Principal Amount		Value (Note 1)	Percent of Net Assets
	SHORT-TERM SECURITIES – 2.19%
	Repurchase Agreements
$4,484,899	BBVA México, S.A., 11.10%, dated 1/31/24, due 2/1/24 repurchase price $4,486,282 collateralized by Bonos M (Bonds issued by the Mexican Government), interest rate 7.50% (d), due 6/3/2027. Value of collateral $4,529,989.	$4,484,899	1.33%

	Time Deposits
$2.906.279	Comerica Bank, 5.00%, dated 1/31/24, due 2/1/24	2,906,279	0.86
	Total Short-Term Securities (Identified cost - $7,391,178)	$7,391,178	2.19%
	Total Investments (Identified cost - $283,093,814)	338,508,759	100.09
	Liabilities in Excess of Other Assets	(287,214)	(0.09)
	Net Assets Equivalent to $22.90 per share on 14,771,862 shares of capital stock outstanding.	$338,221,545	100.00%

(a)	Shares of these securities are currently non-income producing. Equity investments that have not paid distributions within the last twelve months are considered to be non-income producing.
(b)	A member of the Board also serves as a member of the company’s board of directors.
(c)	ADR – American Depositary Receipt
(d)	Floating rate security. Rate shown is the rate in effect as of January 31, 2024.

Supplemental Information

GAAP establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The following is a summary of the inputs used as of January 31, 2024, in valuing the Fund’s investments in securities:

Valuation Inputs	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ASSETS:
Investments in Securities:
Equity Investments(a)	$331,117,581	-	-	$331,117,581
Short Term Investments(b)	-	$7,391,178	-	$7,391,178
Total Investments in Securities	$331,117,581	$7,391,178	-	$338,508,759

(a)	For detailed industry descriptions, see the accompanying Schedule of Investments
(b)	These assets consist of time deposits and repurchase agreements with maturities of one business day. They are classified as Level 2 solely as a result of the Fund’s valuation technique for short-term investments, using amortized cost which approximates fair value, instead of quoted prices in active markets, and thereby may not present any higher risk than Level 1 assets.

The following is a reconciliation of the change in value of Level 3 assets (for which significant unobservable inputs were used to determine fair value):

Investments in Securities
Balance as of 10/31/23	$-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net Purchases (Sales)	-
Transfers in and/or (out) of Level 3	$-
Balance as of 1/31/24	-